Property and Equipment, Net - Schedule Of Property Plant And Equipment (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 7,875,885	$ 8,586,761	$ 9,494,785
Accumulated depreciation		(1,727,598)	(1,095,244)
Total property and equipment, net	$ 5,991,011	6,859,163	8,399,541
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		6,671,107	6,011,954
Finance Lease Assets [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		48,116	35,580
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross			356,473
Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		539,636	575,581
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		869,057	726,900
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		458,845	1,788,297
Property And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross		$ 8,586,761	$ 9,494,785